REVENUES (Tables)	12 Months Ended
Dec. 31, 2023
Revenue [abstract]
Disclosure of segment revenue by timing of revenue recognition for revenue from contracts with customers
The following table summarizes the company’s revenues by timing of revenue recognition for the total revenues from contracts with customers for the years ended December 31, 2023, 2022, and 2021:

	Year Ended December 31,
(US$ MILLIONS)	2023	2022	2021
Timing of revenue recognition
Goods and services provided at a point in time	$2,857	2,577	$2,411
Services transferred over a period of time	4,824	4,203	3,937
Total revenues from contracts with customers	7,681	6,780	6,348
Other revenue	2	23	27
Total revenues	$7,683	$6,803	$6,375

Disclosure of revenues by geographical areas
The following table summarizes the company’s total non-current assets by geography as at December 31, 2023 and 2022:

(US$ MILLIONS)	2023	2022
United States	$9,021	$13,321
Australia	4,126	4,824
Brazil	3,689	3,246
Europe	—	498
United Kingdom	244	450
Other	1,351	157
Total non-current assets	$18,431	$22,496
The following table summarizes the company’s total revenues by geography for the years ended December 31, 2023, 2022, and 2021:

(US$ MILLIONS)	2023	2022	2021
United Kingdom	$864	$709	$1,085
United States	1,734	820	—
Australia	3,848	4,228	4,414
Brazil	934	871	639
Other	303	175	237
Total revenues	$7,683	$6,803	$6,375